OTHER NON-CURRENT ASSETS - THIRD PARTIES	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS - THIRD PARTIES
OTHER NON-CURRENT ASSETS - THIRD PARTIES
9.	OTHER NON-CURRENT ASSETS – THIRD PARTIES

Other non-current assets consisted of the following:

	As of December 31,
	2024	2023
	US$	US$
Deposits for long-term operating leases	2,557	3,288
Prepayments for purchases of property, equipment and software	8,899	920
Deductible VAT	54,951	41,859
Others	602	—
Total	67,009	46,067